THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO 63101

April 10, 2007
Dee Anne Sjögren
314-552-6295
FAX 314-552-7295
EMAIL dsjogren@thompsoncoburn.com

VIA EDGAR
Christian Sandoe, Esq.
U.S. Securities and Exchange Commission
450 Fifth StreetWashington, D.C.

Re:	Builders Fixed Income Fund, Inc. (File Nos. 333-30221 and 811-08273)

Dear Christian:

Builders Fixed Income Fund, Inc. (the “Fund”) has filed post-effective amendment no. 18 to its registration statement on Form N-1A pursuant to Rule 485(a) (the “PEA”). The primary purpose of this PEA is to include information about the Fund’s new subadviser and to include performance and financial information as of the Fund’s fiscal year ended December 31, 2006.

As we discussed, the Fund’s annual updated prospectus and SAI is due on or before April 30, 2007. We realize that typically the SEC Staff would be entitled to 60 days advance notice to comment on a filing with material changes. As we discussed, the new subadviser was approved at Board meetings held in February and April and the new subadvisory agreement was not finalized until last week. We filed the PEA as promptly as possible.

Please note that the SEC Staff reviewed the Fund’s prospectus and SAI last year in April 2006 (filed as Post-Effective Amendment No. 16 under Rule 485(a)). Pursuant to SEC Release No. IC-13768, we respectfully request that this PEA be afforded selective review, limited to those sections that contain material changes as outlined below:

PROSPECTUS:
Risk/Return Summary - Fund Objective and Principal Investment Strategies
Fees and Expenses of the Fund
Management of the Fund

STATEMENT OF ADDITIONAL INFORMATION:
Management of the Fund
Investment Advisory and Other Services
Proxy Voting Procedures

As a result, we would appreciate your assistance in reviewing the PEA and providing any comments on or before Thursday, April 26th. With your permission, we will cause the Fund and its principal underwriter to file acceleration requests to accelerate the PEA to Monday, April 30, 2007.

Very truly yours,

Thompson Coburn LLP

/s/ Dee Anne Sjögren

cc: Mr. John Stewart
President, Builders Fixed Income Fund, Inc.